Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Gold Portfolio	Apr. 29, 2024
Select Gold Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(0.36%)
Past 5 years	5.83%
Past 10 years	3.33%
Select Gold Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.45%)
Past 5 years	5.39%
Past 10 years	2.97%
Select Gold Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.09%
Past 5 years	4.55%
Past 10 years	2.55%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXZGF
Average Annual Return:
Past 1 year	12.24%
Past 5 years	10.72%
Past 10 years	6.51%